Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Operating activities:
Net (loss) income	$ (38,512,752)	$ (780,587,954)		$ 8,151,664	$ 99,998,470
Items related to investment activities
Income taxes and duties	14,321,932	290,281,198		219,999,281	320,180,839
Depreciation and amortization of wells, pipelines, properties, plant and equipment	7,245,315	146,850,208		137,555,276	139,771,815
Amortization of intangible assets	30,925	626,800		599,627	516,342
Impairment of wells, pipelines, properties, plant and equipment	2,638,484	53,477,580		28,797,518	83,538,021
Capitalized unsuccessful wells	643,671	13,046,124		29,529,330	7,110,169
Proceeds From Unsuccessful Wells	1,280,030	25,944,025		4,436,985	13,911,491
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	225,140	4,563,204		7,510,572	23,723,321
Depreciation of rights of use	297,518	6,030,194		5,886,840	5,963,778
Cancellation of leases	0	0		(128,698)	(807,396)
Unrealized foreign exchange loss in discount rate of reserve for well abandonment	450,289	9,126,600		4,638,600	4,647,200
Reclassification of translation effect	0	0		0	(10,383,296)
(Gains) on bargain purchase of business acquisition	0	0		0	(1,271,188)
(Profit) sharing in associates, net	(47,446)	(961,649)		(409,315)	(349,401)
Items related to financing activities
Unrealized foreign exchange (income) loss	13,788,001	279,459,341		(221,771,870)	(128,545,369)
Financing cost	7,839,925	158,901,950		152,171,381	159,683,880
Financing income	(773,123)	(15,669,883)		(18,210,377)	(27,227,965)
Funds from operating activities	9,427,909	191,087,738		358,756,814	690,460,711
Funds from operating activities
Profit-sharing duty and income tax paid	(5,397,738)	(109,402,970)		(234,982,338)	(431,444,989)
Derivative financial instruments	3,611,548	73,199,932		17,082,089	8,324,369
Customers and accounts receivable	4,229,521	85,725,209		(35,840,592)	(62,089,654)
Inventories	1,333,084	27,019,341		(73,915)	(35,219,475)
Accounts payable and accrued expenses	(536,480)	(10,873,542)		1,838,338	49,792,617
Suppliers	4,402,612	89,233,465		42,479,138	16,789,777
Provisions for sundry creditors	164,561	3,335,377		219,161	977,512
Employee benefits	2,718,477	55,098,900		60,056,484	54,275,187
Other taxes and duties	(4,021,792)	(81,514,888)		102,410,367	64,771,737
Net cash flows from operating activities	15,931,702	322,908,562		311,945,546	356,637,792
Investing activities
Business acquisition, net of cash acquired	0	0		0	(30,012,487)
Interest collected	353,866	7,172,267		5,422,674	2,045,526
Other assets	(816,737)	(16,553,870)		19,556,667	(4,496,986)
Acquisition of wells, pipelines, properties, plant and equipment	(11,354,605)	(230,138,544)		(256,862,996)	(305,335,318)
Acquisition of intangible assets	(1,618,229)	(32,798,760)		(35,088,002)	(35,135,611)
Net cash flows (used in) investing activities	(13,435,705)	(272,318,907)		(266,971,657)	(372,934,876)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	7,721,864	156,509,050		166,615,123	188,306,717
Proceeds from FONADIN grants	0	0	$ 0		23,000,000
Collections from the Mexican Government	1,386,247	28,096,861		45,849,715	0
Interest collected from the Mexican Government	239,524	4,854,744		8,052,642	7,455,715
Lease payments	(312,595)	(6,335,772)		(5,484,624)	(7,362,686)
Interest of lease paid	(105,035)	(2,128,875)		(2,291,356)	(3,274,137)
Loans obtained from financial institutions	52,126,912	1,056,523,887		881,401,059	1,064,179,416
Debt payments, principal only	(56,683,203)	(1,148,872,172)		(978,854,627)	(1,107,159,280)
Interest paid	(7,320,839)	(148,380,958)		(144,050,336)	(153,956,690)
Net cash flows (used in) from financing activities	(2,947,125)	(59,733,235)		(28,762,404)	11,189,055
Net (decrease) increase in cash and cash equivalents	(451,128)	(9,143,580)		16,211,485	(5,108,029)
Effects of foreign exchange on cash balances	1,442,550	29,238,030		(11,878,620)	(6,983,907)
Cash and cash equivalents at the beginning of the year	3,391,867	68,747,376		64,414,511	76,506,447
Cash and cash equivalents at the end of the year (Note 9)	$ 4,383,289	$ 88,841,826	$ 3,391,867	$ 68,747,376	$ 64,414,511